Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Summary of Warrant Activity

A summary of warrant activity for the three months ended March 31, 2015 is presented below:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2015	243,218	$10.05
Warrants granted	598,763	8.20
Warrants exercised	—	—
Warrants forfeited or expired	—	—

Outstanding at March 31, 2015	841,981	$8.75	5.0	$-

Exercisable at March 31, 2015	603,345	$8.25	5.0	$-

A summary of warrant activity for the years ended December 31, 2014 and 2013 is presented below:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	2,135	$5.40
Warrants granted	41,041	16.70
Warrants exercised	—	—
Warrants forfeited or expired	—	—
Outstanding at December 31, 2013	43,176	$16.15
Warrants granted	238,636	10.00
Warrants exercised	(38,594)	16.50
Warrants forfeited or expired	—	—
Outstanding at December 31, 2014	243,218	$10.05	5.0	$—
Exercisable at December 31, 2014	43,124	$16.15	5.0	$—

Fair Value of Employee Stock Options Estimated Using Weighted-Average Assumptions

The fair value of employee stock options was estimated using the following weighted-average assumptions:

	For the Years Ended December 31,
	2014	2013
Expected term	5 - 7 years	6.3 - 10 years
Risk Free interest rate	1.57% - 1.72%	2.62%
Dividend yield	0.0%	0.0%
Volatility	27% - 31%	46.3%

Summary of Stock Option Outstanding under Various Plans

Options outstanding at March 31, 2015 under the various plans are as follows:

Plan	Total Number of Options Outstanding under Plans
Equity compensation plans not approved by security holders	180,000
Equity Incentive Plan	68,567
248,567

Options outstanding at December 31, 2014 under the various plans are as follows (in thousands):

Plan	Total Number of Options Outstanding in Plans
Equity compensation plans not approved by security holders	180
Equity Incentive Plan	89
269

Summary of Stock Option Activity Under All Option Plans

A summary of activity under all option Plans at March 31, 2015 and changes during the three months ended March 31, 2015:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2015	268,860	$15.4	6.53	$-
Options granted	3,947	28.05	-	-
Options exercised	-	-	-	-
Options forfeited or expired	(24,240)	36.60	-	-
Outstanding at March 31, 2015	248,567	$13.55	6.17	$-
Exercisable at March 31, 2015	209,847	$11.30	6.52	$-
Options available for grant at March 31, 2015	281,773

A summary of activity under all option Plans for the years ended December 31, 2014 and 2013 is presented below (in thousands, except per share data):

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	226	$10.30
Options granted	8	21.75
Options exercised	(8)	7.85
Options forfeited or expired	(2)	6.35
Outstanding at December 31, 2013	224	10.85
Options granted	50	35.00
Options exercised	(1)	5.00
Options forfeited or expired	(4)	7.35
Outstanding at December 31, 2014	269	$15.40	6.53	$-
Exercisable at December 31, 2014	203	$10.85	6.45	$-
Options available for grants at December 31, 2014	260

Reconciliation of Numerator and Denominator for Calculation of Earnings Per Share

The following table summarizes the Company’s securities that have been excluded from the calculation of basic and dilutive loss per share as their effect would be anti-dilutive:

	March 31,
	2015	2014

Convertible debt	358,862	-
Stock options	244,620	234,900
Warrants	841,981	43,176
Total	1,445,463	278,076

The following table reconciles the numerator and denominator for the calculation:

	For the years ended December 31,
	2014	2013
Net (loss) income - basic	$(13,852,249)	$801,352
Denominator – basic:
Weighted average number of common shares outstanding	3,283,030	2,563,697
Basic (loss) earnings per common share	$(4.22)	$0.31
Net (loss) earnings – diluted	$(13,852,249)	$801,352
Denominator – diluted:
Basic weighted average number of common shares outstanding	3,283,030	2,563,697
Weighted average effect of dilutive securities:
Common share equivalents of outstanding stock options	-	69,886
Common share equivalents of convertible debt	-	-
Common share equivalents of outstanding warrants	-	3,690
Diluted weighted average number of common shares outstanding	3,283,030	2,637,273
Diluted (loss) earnings per common share	$(4.22)	$0.30
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:
Convertible debt	227,273	—
Stock options	268,860	1,287
Warrants	243,218	818

Vaporin Inc [Member]
Summary of Warrant Activity

A summary of the status of the Company’s outstanding stock warrants for the twelve months ending December 31, 2014 and for the year ending December 31, 2013 and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Recapitalization on January 24, 2014	90,375	14.00	4.32
Granted	28,999	5.00	5.00
Cancelled	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Balance at December 31, 2014	119,374	$12.00	3.60

Warrants exercisable at December 31, 2014	119,374	$12.00	3.60

Weighted average fair value of warrants granted during the twelve months ended December 31, 2014		$5.00

Summary of Stock Option Activity Under All Option Plans

A summary of the stock options for the twelve months ending December 31, 2014 and for the year ending December 31, 2013 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Recapitalization on January 24, 2014	6,000	20.00	8.69
Granted	5,000	4.15	5.00
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding at December 31, 2014	11,000	$12.80	6.29

Options exercisable at December 31, 2014	4,917	$19.00
Options expected to vest	4,583

Weighted average fair value of options granted during the twelve months ended December 31, 2014			$3.53